INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2024 (Details) $ in Millions, ₽ in Billions, ₸ in Billions, ₨ in Billions, ৳ in Billions, UZS in Billions										1 Months Ended											2 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
		Oct. 07, 2024 USD ($)	Sep. 25, 2024 USD ($)	Sep. 06, 2024 USD ($)	Jun. 18, 2024 USD ($)	Jun. 18, 2024 RUB (₽)	May 31, 2024 USD ($) drawdown	Oct. 09, 2023 USD ($)	Nov. 24, 2022 RUB (₽)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 PKR (₨)	Oct. 31, 2024	May 31, 2024 USD ($) drawdown	May 31, 2024 PKR (₨)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 PKR (₨)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BDT (৳)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Jun. 30, 2023 RUB (₽)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BDT (৳)	Dec. 31, 2023 USD ($)	Oct. 07, 2024 UZS	Sep. 25, 2024 KZT (₸)	Sep. 06, 2024 UZS	May 31, 2024 PKR (₨) drawdown	Feb. 29, 2024 BDT (৳)	Nov. 30, 2023 BDT (৳)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PKR (₨)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	[1]																									$ 1,296	$ 1,333		$ 951
Utilized																										$ 3,143	3,348
Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Deferred consideration to be settled in cash								$ 1,294	₽ 130																₽ 130
Deferred consideration, receivable reassigned																											11
Veon Holdings B.V. RCF
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings																	$ 805	$ 250
New notes - April 2025, June 2025 and November 2027
Disclosure of detailed information about borrowings [line items]
Utilized																											1,563
Old notes subject to conversion
Disclosure of detailed information about borrowings [line items]
Utilized																											105
KaR-Tel LLP term facility with JSC Nurbank
Disclosure of detailed information about borrowings [line items]
Facility amount			$ 42																												₸ 21
Borrowings term			5 years
KaR-Tel LLP term facility with JSC Nurbank | National Bank of Kazakhstan base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)			1.25%																												1.25%
Unitel LLC credit facility with Hamkor Bank
Disclosure of detailed information about borrowings [line items]
Facility amount				$ 15																												UZS 200
Borrowings term				2 years
Borrowings, interest rate (in percent)				25.80%																												25.80%
Unitel LLC credit facility with JSC “National Bank for Foreign Economic Activity of the Republic of Uzbekistan”
Disclosure of detailed information about borrowings [line items]
Facility amount		$ 14																												UZS 191
Borrowings term		2 years
Borrowings, interest rate (in percent)		22.00%																												22.00%
BDCL (Bangalink Digital Communications Ltd) | Syndicated loan with a 5 year maturity
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings																			$ 45	৳ 5	$ 27	৳ 3
Facility amount																		$ 73	$ 73		$ 73													৳ 8	৳ 8
Borrowings term																			5 years	5 years
BDCL (Bangalink Digital Communications Ltd) | Short-term facilities from different local banks
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings																											$ 129	৳ 15
PMCL (Pakistan Mobile Communications Ltd) | PKR15BN short term bonds
Disclosure of detailed information about borrowings [line items]
Proceeds													$ 54	₨ 15	$ 52	₨ 15
Bond maturity, term												6 months			6 months	6 months
PMCL (Pakistan Mobile Communications Ltd) | PKR15BN short term bonds | 3m KIBOR
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis												0.10%			(0.25%)	(0.25%)
PMCL (Pakistan Mobile Communications Ltd) | Syndicated loan with a 10 year maturity
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings																							$ 232	₨ 65
Facility amount							$ 270						270																				₨ 75
Greenshoe option amount							$ 54,000						54,000																				15
Borrowings term							10 years
Notional amount																																				$ 164	₨ 40
PMCL (Pakistan Mobile Communications Ltd) | Bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Facility amount							$ 18						$ 18																				₨ 5
Borrowings term													10 years	10 years
Number of debt instruments | drawdown							3						3																				3
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings										$ 302	₨ 84
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term										3 months	3 months
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term										6 months	6 months
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | 3m KIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis										3.00%	3.00%
PMCL (Pakistan Mobile Communications Ltd) | Short-term facilities from different local banks | 6m KIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis										3.00%	3.00%
VEON Holdings B.V. | September 2025 and September 2026 notes
Disclosure of detailed information about borrowings [line items]
Debt repayment					$ 53	₽ 5
Unitel LLC | Russian cash generating units
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,576
Deferred consideration																													$ 72

[1]	*** Certain prior period comparatives have been represented to conform with the current year presentation.